CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
REVENUES (Note 8)	$ 752	$ 109	$ 1,497	$ 557
COST OF REVENUES	12	13	43	36
GROSS PROFIT	740	96	1,454	521
OPERATING EXPENSES:
Research and development	6,734	2,795	10,300	4,915
Selling, general and administrative	2,128	2,023	3,838	3,395
TOTAL OPERATING EXPENSES	8,862	4,818	14,138	8,310
OPERATING LOSS	8,122	4,722	12,684	7,789
FINANCE EXPENSES (INCOME), net	14	(83)	(160)	(66)
LOSS BEFORE INCOME TAX	8,136	4,639	12,524	7,723
INCOME TAX	57	8	177	9
NET LOSS FOR THE PERIOD	$ 8,193	$ 4,647	$ 12,701	$ 7,732
LOSS PER SHARE BASIC AND DILUTED	$ 0.27	$ 0.18	$ 0.41	$ 0.30
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE IN THOUSANDS	30,661	25,917	30,658	25,837